Operating Segments - Summary of Revenue Derived from Sale of Goods (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes	$ 15,968,098	$ 9,821,640	$ 47,695,828	$ 34,261,647
Recognized at a Point in Time | Nutraceutical Products
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes	5,126,114	3,200,668	13,622,744	12,183,362
Recognized at a Point in Time | Cannabis and Hemp Products
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes	2,699,970	939,065	7,779,092	314,827
Recognized at a Point in Time | Food and Beverage Products
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes	$ 8,142,014	5,647,427	26,220,519	2,403,075
Recognized at a Point in Time | Innovation Products
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes		$ 34,480	$ 73,473	10,960,359
Recognized Over Time | Processing Services
Disaggregation of Revenue [Line Items]
Revenue from sales and services, net of excise taxes				$ 8,400,024